Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As of December 31, 2015, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

	Fair Value Measurements at Reporting Date Using
Description	As of December 31,2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	USD	USD	USD	USD
Available-for-sale investments- marketable equity securities	181,164,778	181,164,778	—	—